LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

16   LEASES

The Company’s leases consist of operating leases for learning centers and office spaces in different cities in the PRC. The Company reviews all options to extend, terminate, or purchase its right-of-use assets at the inception of the lease and accounts for these options when they are reasonably certain of being exercised. As of December 31, 2022, the Company had no long-term leases that were classified as a financing lease, and the Company’s lease contracts only contain fixed lease payments and do not contain any residual value guarantee. Leases with an initial term of twelve months or less are not recorded on the consolidated balance sheets. The Company recognizes rental expense on a straight-line basis over the lease term.

The components of rental expense for the years ended December 31, 2020, 2021 and 2022 consist as follows:

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Short-term rental expense	114,723	35,707	20,379
Operating lease expense excluding short-term rental expense	170,022	250,043	194,742

Other information related to operating leases is as follows:

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:	244,491	228,857	173,352
Right-of-use assets obtained in exchange for newlease liabilities:	484,202	185,875	112,966

As of December 31, 2021 and 2022, the weighted average remaining lease term was 2.76 years and 2.46 years, respectively, and the weighted average discount rate was 5.60% and 5.61% for the Group’s operating leases, respectively.

The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of December 31, 2021 and 2022.

16   LEASES (CONTINUED)

The weighted-average remaining lease terms were calculated by using the remaining lease term and the lease liability balance for each lease as of December 31, 2021 and 2022.

As of December 31, 2022, maturities of lease liabilities were as follows:

RMB
Year ending December 31,
2023	211,376
2024	104,068
2025	50,572
2026	18,296
2027	4,499
2028 and thereafter	1,021
Total lease payments	389,832
Less: imputed interest	23,127
Total	366,705
Less: current portion	197,969
Non-current portion	168,736

Gross rental expenses incurred under operating leases were RMB284,745, RMB285,750 and RMB215,121 for the years ended December 31, 2020, 2021 and 2022, respectively. Sublease rental income of RMB971, RMB583, and RMB330 for the years ended December 31, 2020, 2021 and 2022, respectively, were recognized as reductions of gross rental expenses.